Schedule of Number of Restricted Stock Units (Detail) (Restricted Stock Units (RSUs))	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year	204,277	211,618	320,122
Granted	64,223	91,230	72,900
Shares issued	(56,184)	(84,342)	(172,212)
Cancelled/Forfeited/Expired	(14,031)	(14,229)	(9,192)
Outstanding at end of year	198,285	204,277	211,618